Schedule of Investments (unaudited)
August 31, 2024
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
L3Harris Technologies, Inc.	104,026	$ 24,619,833
RTX Corp.	243,100	29,983,954
		54,603,787
Automobile Components — 0.4%
Aptiv PLC(a)	96,112	6,874,892
Lear Corp.	21,014	2,451,283
		9,326,175
Automobiles — 0.8%
General Motors Co.	322,682	16,063,110
Banks — 5.5%
Citigroup, Inc.	458,205	28,701,961
Citizens Financial Group, Inc.	159,034	6,846,414
First Citizens BancShares, Inc., Class A	15,678	31,837,315
Wells Fargo & Co.	763,175	44,622,842
		112,008,532
Beverages — 0.8%
Diageo PLC	108,480	3,541,248
Keurig Dr. Pepper, Inc.	163,638	5,990,787
Pernod Ricard SA	47,728	6,795,428
		16,327,463
Broadline Retail — 0.6%
Alibaba Group Holding Ltd., ADR	139,662	11,639,431
Building Products — 0.9%
Allegion PLC	51,092	7,093,613
Johnson Controls International PLC	149,161	10,866,379
		17,959,992
Chemicals — 1.1%
Air Products & Chemicals, Inc.	42,194	11,765,797
International Flavors & Fragrances, Inc.	100,514	10,452,451
		22,218,248
Communications Equipment — 0.7%
Cisco Systems, Inc.	306,363	15,483,586
Consumer Staples Distribution & Retail — 0.5%
Dollar General Corp.	82,069	6,809,265
Dollar Tree, Inc.(a)	45,902	3,878,260
		10,687,525
Containers & Packaging — 0.9%
Sealed Air Corp.	538,412	18,817,499
Diversified Telecommunication Services — 1.1%
AT&T Inc.	339,899	6,763,990
Verizon Communications, Inc.	360,065	15,043,516
		21,807,506
Electric Utilities — 2.2%
American Electric Power Co., Inc.	108,850	10,915,478
Edison International	77,496	6,744,477
Entergy Corp.	50,273	6,067,449
Exelon Corp.	316,026	12,037,430
PG&E Corp.	510,339	10,053,678
		45,818,512
Electrical Equipment — 0.4%
Sensata Technologies Holding PLC	225,736	8,702,123
Electronic Equipment, Instruments & Components — 0.5%
Keysight Technologies, Inc.(a)	63,417	9,773,828
Security	Shares	Value
Entertainment — 0.7%
Electronic Arts, Inc.	97,713	$ 14,834,788
Financial Services — 2.6%
Fidelity National Information Services, Inc.	366,046	30,180,493
Visa, Inc., Class A	42,288	11,687,135
Voya Financial, Inc.	149,551	10,592,697
		52,460,325
Food Products — 1.2%
Kraft Heinz Co. (The)	686,612	24,326,663
Health Care Equipment & Supplies — 2.8%
Baxter International, Inc.	754,605	28,629,713
Koninklijke Philips NV(a)	362,762	10,926,656
Medtronic PLC	195,491	17,316,593
		56,872,962
Health Care Providers & Services — 5.6%
Cardinal Health, Inc.	259,081	29,203,610
Cigna Group (The)	39,514	14,296,560
CVS Health Corp.	496,106	28,397,108
Elevance Health, Inc.	20,604	11,474,162
Humana, Inc.	29,049	10,296,999
Labcorp Holdings, Inc.	95,917	22,050,359
		115,718,798
Household Durables — 0.9%
Newell Brands, Inc.	677,532	4,803,702
Sony Group Corp., ADR	131,680	12,846,701
		17,650,403
Household Products — 0.6%
Henkel AG & Co. KGaA, Preference Shares, NVS	52,495	4,808,562
Reckitt Benckiser Group PLC	125,919	7,244,320
		12,052,882
Industrial Conglomerates — 0.2%
Siemens AG, Registered Shares	20,392	3,835,847
Insurance — 3.2%
American International Group, Inc.	299,627	23,086,260
Fidelity National Financial, Inc., Class A	320,828	18,916,019
Prudential PLC	1,207,912	10,398,774
Willis Towers Watson PLC	47,969	14,012,225
		66,413,278
IT Services — 0.9%
Cognizant Technology Solutions Corp., Class A	247,820	19,272,961
Leisure Products — 0.5%
Hasbro, Inc.	154,515	10,531,742
Life Sciences Tools & Services — 0.2%
Fortrea Holdings, Inc.(a)	213,683	4,927,530
Machinery — 0.9%
CNH Industrial NV	450,160	4,654,654
Komatsu Ltd.	338,900	9,483,248
Stanley Black & Decker, Inc.	38,918	3,983,647
		18,121,549
Media — 2.3%
Comcast Corp., Class A	562,698	22,265,960
Fox Corp., Class A, NVS	254,529	10,529,864
WPP PLC	1,546,822	14,816,929
		47,612,753
Metals & Mining — 0.8%
Teck Resources Ltd., Class B	36,750	1,760,325

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Teck Resources Ltd., Class B	171,106	$ 8,193,129
United States Steel Corp.	151,989	5,761,903
		15,715,357
Multi-Utilities — 0.5%
Sempra	121,246	9,963,996
Oil, Gas & Consumable Fuels — 4.3%
BP PLC	4,772,478	27,018,336
Chevron Corp.	31,296	4,630,243
Hess Corp.	37,795	5,217,978
Kosmos Energy Ltd.(a)	2,647,534	12,893,491
Shell PLC	744,159	26,368,204
Suncor Energy, Inc.	323,871	13,129,730
		89,257,982
Pharmaceuticals — 2.7%
Bayer AG, Registered Shares	345,498	10,667,875
Bristol-Myers Squibb Co.	102,418	5,115,779
Eli Lilly & Co.	10,349	9,935,247
GSK PLC, ADR	64,670	2,839,660
Sanofi SA	234,621	26,333,418
		54,891,979
Professional Services — 3.0%
Dun & Bradstreet Holdings, Inc.	1,435,371	17,224,452
Leidos Holdings, Inc.	108,757	17,239,072
SS&C Technologies Holdings, Inc.	374,506	28,121,656
		62,585,180
Semiconductors & Semiconductor Equipment — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	339,000	10,036,222
Software — 0.5%
Microsoft Corp.	24,505	10,222,016
Specialized REITs — 0.9%
Crown Castle, Inc.	157,272	17,617,609
Technology Hardware, Storage & Peripherals — 3.0%
HP, Inc.	511,225	18,496,120
Samsung Electronics Co. Ltd., Registered Shares, GDR	30,419	42,752,121
		61,248,241
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	88,721	7,392,234
Swatch Group AG (The)	36,731	7,695,204
Tapestry, Inc.	1,080	44,248
		15,131,686
Tobacco — 1.6%
British American Tobacco PLC	878,404	32,880,018
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC	10,012,615	9,814,429
Total Common Stocks — 60.7% (Cost: $1,014,099,609)		1,245,234,513
Security		Par (000)	Value
Equity-Linked Notes
Aerospace & Defense — 1.9%
Mizuho Securities USA LLC (L3Harris Technologies, Inc.) 17.87% 10/24/24	USD	77,500	$ 18,018,413
RBC Capital Markets LLC (RTX Corp.) 18.15% 09/27/24		200,800	21,812,762
			39,831,175
Automobile Components — 0.3%
BMO Capital Markets Corp. (Lear Corp.) 23.71% 09/23/24		15,600	1,824,632
Goldman Sachs & Co. LLC (Aptiv PLC) 28.96% 09/12/24		71,700	5,151,266
			6,975,898
Automobiles — 0.4%
HSBC Securities (USA), Inc. (General Motors Co.) Series MTRH 20.84% 10/21/24		175,100	8,560,639
Banks — 3.3%
BMO Capital Markets Corp. (Citizens Financial Group, Inc.) 22.60% 10/10/24		118,500	4,915,302
JP Morgan Securities LLC (Wells Fargo & Co.) Series NTDW 16.13% 10/03/24		415,000	24,528,562
SG Americas Securities LLC (Citigroup, Inc.) 22.97% 09/17/24		249,300	15,788,349
SG Americas Securities LLC (First Citizens BancShares, Inc.) 19.93% 09/17/24		11,600	22,006,775
			67,238,988
Beverages — 0.3%
BMO Capital Markets Corp. (Keurig Dr. Pepper, Inc.) 8.25% 09/26/24		123,200	4,247,662
HSBC Securities (USA), Inc. (Diageo PLC) Series DMXU 23.17% 09/19/24	GBP	80,900	2,636,108
			6,883,770
Broadline Retail — 0.3%
SG Americas Securities LLC (Alibaba Group Holding Ltd.) 26.69% 10/24/24	USD	75,800	6,282,004
Building Products — 0.6%
Barclays Capital, Inc. (Johnson Controls International PLC) 21.12% 10/03/24		111,000	7,762,585
HSBC Securities (USA), Inc. (Allegion PLC) Series MTRE 18.77% 10/21/24		38,000	5,076,800
			12,839,385
Chemicals — 0.7%
Barclays Capital, Inc. (Air Products & Chemicals, Inc.) 18.83% 09/26/24		22,800	6,118,677
Citigroup Global Markets, Inc. (International Flavors & Fragrances, Inc.) 21.68% 10/03/24		74,900	7,481,689
			13,600,366
Communications Equipment — 0.6%
Mizuho Securities USA LLC (Cisco Systems, Inc.) 16.56% 09/23/24		228,800	11,317,178
Consumer Staples Distribution & Retail — 0.4%
HSBC Securities (USA), Inc. (Dollar Tree, Inc.) Series 006M 25.20% 09/23/24		46,300	3,958,208
Mizuho Securities USA LLC (Dollar General Corp.) 20.25% 09/27/24		61,200	5,145,662
			9,103,870

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging — 0.5%
JP Morgan Securities LLC (Sealed Air Corp.) Series NTDX 21.47% 10/03/24	USD	296,400	$ 10,522,901
Diversified Telecommunication Services — 0.8%
BMO Capital Markets Corp. (AT&T Inc.) 13.94% 10/10/24		253,200	4,975,076
JP Morgan Securities LLC (Verizon Communications, Inc.) Series NTDV 10.59% 10/03/24		271,300	11,109,257
			16,084,333
Electric Utilities — 1.6%
BMO Capital Markets Corp. (Entergy Corp.) 14.69% 10/17/24		37,300	4,453,655
BMO Capital Markets Corp. (Exelon Corp.) 15.45% 10/10/24		235,500	8,858,311
Citigroup Global Markets, Inc. (Edison International) 18.32% 09/17/24		57,800	4,347,670
RBC Capital Markets LLC (American Electric Power Co., Inc.) Series 0001 17.15% 09/23/24		81,300	7,792,664
SG Americas Securities LLC (PG&E Corp.) 15.85% 10/24/24		380,300	7,209,972
			32,662,272
Electrical Equipment — 0.3%
RBC Capital Markets LLC (Sensata Technologies Holding PLC) 24.82% 09/23/24		165,500	6,479,257
Electronic Equipment, Instruments & Components — 0.4%
SG Americas Securities LLC (Keysight Technologies, Inc.) 20.08% 10/10/24		47,100	7,302,173
Entertainment — 0.5%
BMO Capital Markets Corp. (Electronic Arts, Inc.) 16.30% 09/26/24		73,600	10,822,159
Financial Services — 1.6%
BMO Capital Markets Corp. (Fidelity National Information Services, Inc.) 21.40% 09/26/24		201,000	15,605,640
BMO Capital Markets Corp. (Voya Financial, Inc.) 16.99% 09/26/24		112,700	8,025,913
Mizuho Securities USA LLC (Visa, Inc.) 15.72% 10/24/24		31,500	8,494,003
			32,125,556
Food Products — 0.9%
Mizuho Securities USA LLC (Kraft Heinz Co. (The)) 20.42% 10/24/24		511,700	18,196,334
Health Care Equipment & Supplies — 1.7%
Goldman Sachs & Co. LLC (Medtronic PLC) 14.69% 10/21/24		145,600	12,726,896
HSBC Securities (USA), Inc. (Koninklijke Philips NV) Series DMXT 23.79% 09/19/24	EUR	271,000	7,316,277
RBC Capital Markets LLC (Baxter International, Inc.) 26.78% 09/12/24	USD	410,600	14,979,527
			35,022,700
Health Care Providers & Services — 3.7%
Barclays Capital, Inc. (Humana, Inc.) 23.85% 10/17/24		21,600	7,649,043
Barclays Capital, Inc. (Labcorp Holdings, Inc.) 16.03% 10/17/24		71,400	16,262,062
Goldman Sachs & Co. LLC (Cardinal Health, Inc.) 16.34% 09/12/24		186,300	18,186,489
Goldman Sachs & Co. LLC (Cigna Group (The)) 20.28% 10/17/24		29,400	10,265,684
Security		Par (000)	Value
Health Care Providers & Services (continued)
HSBC Securities (USA), Inc. (CVS Health Corp.) Series DN49 18.76% 10/03/24	USD	272,400	$ 15,854,650
HSBC Securities (USA), Inc. (Elevance Health, Inc.) Series MTRG 18.80% 10/21/24		15,200	8,265,912
			76,483,840
Household Durables — 0.6%
Mizuho Securities USA LLC (Sony Group Corp.) 18.15% 10/03/24		98,500	9,093,625
RBC Capital Markets LLC (Newell Brands, Inc.) 43.88% 09/12/24		372,000	2,396,984
			11,490,609
Household Products — 0.4%
HSBC Securities (USA), Inc. (Henkel AG & Co. KGaA) Series DMXS 11.91% 09/19/24	EUR	39,100	3,554,507
HSBC Securities (USA), Inc. (Reckitt Benckiser Group PLC) Series 007H 14.68% 10/07/24	GBP	94,800	5,271,419
			8,825,926
Industrial Conglomerates — 0.1%
BNP Paribas Arbitrage SNC (Siemens AG) 19.23% 10/07/24	EUR	15,200	2,700,371
Insurance — 2.5%
BNP Paribas Arbitrage SNC (Prudential PLC) 27.23% 09/06/24	GBP	902,500	7,738,242
BNP Paribas Securities Corporation (American International Group, Inc.) 17.76% 09/27/24	USD	223,800	17,190,721
BNP Paribas Securities Corporation (Fidelity National Financial, Inc.) 18.99% 09/27/24		290,676	16,336,051
SG Americas Securities LLC (Willis Towers Watson PLC) 16.55% 10/24/24		35,700	10,278,009
			51,543,023
IT Services — 0.7%
HSBC Securities (USA), Inc. (Cognizant Technology Solutions Corp.) Series 006O 20.10% 09/23/24		185,100	14,306,116
Leisure Products — 0.4%
Goldman Sachs & Co. LLC (Hasbro, Inc.) 18.95% 09/26/24		116,300	7,535,777
Life Sciences Tools & Services — 0.2%
Barclays Capital, Inc. (Fortrea Holdings, Inc.) 27.02% 10/03/24		159,200	3,683,132
Machinery — 0.3%
Goldman Sachs & Co. LLC (CNH Industrial NV) 29.26% 10/10/24		335,500	3,417,690
RBC Capital Markets LLC (Stanley Black & Decker, Inc.) 28.21% 09/23/24		29,000	2,642,994
			6,060,684
Media — 1.5%
BMO Capital Markets Corp. (Fox Corp.) 19.05% 09/26/24		191,800	7,423,163
JP Morgan Securities LLC (WPP PLC) Series N0OQ 23.65% 09/06/24	GBP	689,700	6,582,661
SG Americas Securities LLC (Comcast Corp.) 23.78% 09/17/24	USD	420,300	16,665,865
			30,671,689
Metals & Mining — 0.1%
BMO Capital Markets Corp. (Teck Resources Ltd.) 34.56% 10/17/24		27,300	1,317,885

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock High Equity Income Fund
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Multi-Utilities — 0.5%
Mizuho Securities USA LLC (Sempra) 17.15% 09/27/24	USD	127,800	$ 10,055,663
Oil, Gas & Consumable Fuels — 3.0%
BNP Paribas Arbitrage SNC (BP PLC) 23.89% 09/06/24	GBP	3,316,800	18,725,786
BNP Paribas Arbitrage SNC (Shell PLC) 17.38% 10/07/24		560,800	19,924,078
Citigroup Global Markets, Inc. (Suncor Energy, Inc.) 22.47% 09/17/24	USD	241,900	9,566,739
RBC Capital Markets LLC (Chevron Corp.) 18.36% 09/27/24		23,300	3,493,598
RBC Capital Markets LLC (Kosmos Energy Ltd.) 23.02% 09/27/24		1,045,100	5,184,998
TD Securities (USA) LLC (Hess Corp.) 18.37% 10/21/24		28,000	3,849,160
			60,744,359
Pharmaceuticals — 1.9%
Barclays Capital, Inc. (Sanofi SA) 21.82% 09/06/24	EUR	175,200	18,086,935
BNP Paribas Securities Corporation (GSK PLC) 16.59% 10/10/24	USD	48,100	2,032,718
Citigroup Global Markets, Inc. (Eli Lilly & Co.) 23.73% 09/17/24		8,500	8,143,346
JP Morgan Securities LLC (Bayer AG) 25.32% 09/19/24	EUR	258,100	7,603,197
SG Americas Securities LLC (Bristol-Myers Squibb Co.) 25.02% 10/03/24	USD	76,300	3,781,295
			39,647,491
Professional Services — 2.3%
Barclays Capital, Inc. (Leidos Holdings, Inc.) 16.99% 09/26/24		96,600	15,114,393
Barclays Capital, Inc. (SS&C Technologies Holdings, Inc.) 15.01% 09/26/24		282,200	19,822,226
Mizuho Securities USA LLC (Dun & Bradstreet Holdings, Inc.) 25.00% 10/24/24		1,069,700	12,473,223
			47,409,842
Software — 0.4%
Citigroup Global Markets, Inc. (Microsoft Corp.) 20.68% 09/17/24		18,200	7,669,704
Specialized REITs — 0.6%
HSBC Securities (USA), Inc. (Crown Castle, Inc.) Series MTRD 23.03% 10/21/24		117,100	12,939,550
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.5%
Goldman Sachs & Co. LLC (HP, Inc.) 34.07% 10/10/24	USD	277,500	$ 9,986,067
Textiles, Apparel & Luxury Goods — 0.5%
Barclays Capital, Inc. (Tapestry, Inc.) 24.17% 09/26/24		108,600	4,402,405
HSBC Securities (USA), Inc. (NIKE, Inc.) Series MTRF 30.31% 10/21/24		66,000	5,441,700
			9,844,105
Tobacco — 0.8%
JP Morgan Securities LLC (British American Tobacco PLC) 13.65% 09/19/24	GBP	478,000	15,847,601
Wireless Telecommunication Services — 0.4%
JP Morgan Securities LLC (Vodafone Group PLC) Series N0OR 27.69% 09/06/24		9,050,700	8,538,803
Total Equity-Linked Notes — 38.5% (Cost: $786,314,052)			789,153,195
Total Long-Term Investments — 99.2% (Cost: $1,800,413,661)			2,034,387,708
	Shares
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(b)(c)	67,225,824	67,225,824
Total Short-Term Securities — 3.3% (Cost: $67,225,824)		67,225,824
Total Investments — 102.5% (Cost: $1,867,639,485)		2,101,613,532
Liabilities in Excess of Other Assets — (2.5)%		(51,601,719)
Net Assets — 100.0%		$ 2,050,011,813
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock High Equity Income Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 1,740,145	$ —	$ (1,740,978)(b)	$ 833	$ —	$ —	—	$ 940(c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	19,702,202	47,523,622(b)	—	—	—	67,225,824	67,225,824	795,012	—
				$ 833	$ —	$ 67,225,824		$ 795,952	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 54,603,787	$ —	$ —	$ 54,603,787
Automobile Components	9,326,175	—	—	9,326,175
Automobiles	16,063,110	—	—	16,063,110
Banks	112,008,532	—	—	112,008,532
Beverages	5,990,787	10,336,676	—	16,327,463
Broadline Retail	11,639,431	—	—	11,639,431
Building Products	17,959,992	—	—	17,959,992
Chemicals	22,218,248	—	—	22,218,248
Communications Equipment	15,483,586	—	—	15,483,586

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock High Equity Income Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Consumer Staples Distribution & Retail	$ 10,687,525	$ —	$ —	$ 10,687,525
Containers & Packaging	18,817,499	—	—	18,817,499
Diversified Telecommunication Services	21,807,506	—	—	21,807,506
Electric Utilities	45,818,512	—	—	45,818,512
Electrical Equipment	8,702,123	—	—	8,702,123
Electronic Equipment, Instruments & Components	9,773,828	—	—	9,773,828
Entertainment	14,834,788	—	—	14,834,788
Financial Services	52,460,325	—	—	52,460,325
Food Products	24,326,663	—	—	24,326,663
Health Care Equipment & Supplies	45,946,306	10,926,656	—	56,872,962
Health Care Providers & Services	115,718,798	—	—	115,718,798
Household Durables	17,650,403	—	—	17,650,403
Household Products	—	12,052,882	—	12,052,882
Industrial Conglomerates	—	3,835,847	—	3,835,847
Insurance	56,014,504	10,398,774	—	66,413,278
IT Services	19,272,961	—	—	19,272,961
Leisure Products	10,531,742	—	—	10,531,742
Life Sciences Tools & Services	4,927,530	—	—	4,927,530
Machinery	8,638,301	9,483,248	—	18,121,549
Media	32,795,824	14,816,929	—	47,612,753
Metals & Mining	15,715,357	—	—	15,715,357
Multi-Utilities	9,963,996	—	—	9,963,996
Oil, Gas & Consumable Fuels	35,871,442	53,386,540	—	89,257,982
Pharmaceuticals	17,890,686	37,001,293	—	54,891,979
Professional Services	62,585,180	—	—	62,585,180
Semiconductors & Semiconductor Equipment	—	10,036,222	—	10,036,222
Software	10,222,016	—	—	10,222,016
Specialized REITs	17,617,609	—	—	17,617,609
Technology Hardware, Storage & Peripherals	18,496,120	42,752,121	—	61,248,241
Textiles, Apparel & Luxury Goods	7,436,482	7,695,204	—	15,131,686
Tobacco	—	32,880,018	—	32,880,018
Wireless Telecommunication Services	—	9,814,429	—	9,814,429
Equity-Linked Notes	—	789,153,195	—	789,153,195
Short-Term Securities
Money Market Funds	67,225,824	—	—	67,225,824
	$ 1,047,043,498	$ 1,054,570,034	$ —	$ 2,101,613,532

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock High Equity Income Fund
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Equity-Linked Notes
Assets
Opening Balance, as of May 31, 2024	$ 20,384,632
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(249,328)
Net change in unrealized appreciation (depreciation)(a)	(101,215)
Purchases	—
Sales	(20,034,089)
Closing Balance, as of August 31, 2024	$ —
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2024(a)	$ —

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust